Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	maic_SupplementTextBlock
Supplement dated May 9, 2016

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

RETIREMENT INCOME FUND

Summary Prospectus and Statutory Prospectus

Dated May 1, 2016

On page 4 of the Retirement Income Fund Summary Prospectus and page 35 of the Statutory Prospectus, in the table entitled “Average Annual Total Returns (for periods ended December 31, 2015)”, the performance of the S&P 500® Index for the Life of Fund period should read “6.14%”.

Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	maic_SupplementTextBlock
Supplement dated May 9, 2016

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

RETIREMENT INCOME FUND

Summary Prospectus and Statutory Prospectus

Dated May 1, 2016

On page 4 of the Retirement Income Fund Summary Prospectus and page 35 of the Statutory Prospectus, in the table entitled “Average Annual Total Returns (for periods ended December 31, 2015)”, the performance of the S&P 500® Index for the Life of Fund period should read “6.14%”.

Retirement Income Fund | S&P 500® Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.14%